UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statement of Changes in Net Assets ........................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Report of Independent Registered Public Accounting Firm ...................   13
Disclosure of Fund Expenses ...............................................   14
Trustees and Officers of The Advisors' Inner Circle Fund ..................   15
Notice to Shareholders ....................................................   19
Board of Trustees Considerations in Re-Approving the Advisory Agreement ...   20

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2009

SECTOR WEIGHTINGS* (UNAUDITED)

                                   (BAR CHART)

Commercial Paper          52.6%
Repurchase Agreements     25.3%
Certificates of Deposit   18.6%
Time Deposits              3.5%

*    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
COMMERCIAL PAPER (A) (52.6%)
           Abbey National North America
$ 75,000      0.180%, 12/18/09                                        $   74,982
 100,000      0.300%, 12/18/09                                            99,961
           Bank of Montreal
  75,000      0.240%, 12/09/09                                            74,981
           Barclays US Funding
 150,000      0.350%, 12/11/09                                           149,942
           BNP Paribas Finance
 100,000      0.200%, 12/03/09                                            99,982
  75,000      0.280%, 12/03/09                                            74,981
           Calyon North America
  50,000      0.150%, 11/02/09                                            50,000
 100,000      0.265%, 02/22/10                                            99,917
           CBA Delaware Finance
 100,000      0.200%, 01/12/10                                            99,960
           Dexia Delaware
 150,000      0.280%, 11/23/09                                           149,974
           DnB Bank
  75,000      0.285%, 01/19/10 (B)                                        74,953
           KBC Financial Products International
 100,000      0.430%, 11/30/09 (B)                                        99,965
           Lloyds TSB Bank
  75,000      0.200%, 11/17/09                                            74,993
           Natixis US Finance
 150,000      0.200%, 11/16/09                                           149,988
           Nordea North America
  75,000      0.190%, 12/07/09                                            74,986

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
COMMERCIAL PAPER -- CONTINUED
           Rabobank USA Financial
$ 75,000      0.230%, 12/16/09                                        $   74,978
 100,000      0.260%, 01/08/10                                            99,951
           San Paolo IMI US Financial
  50,000      0.080%, 11/02/09                                            50,000
 100,000      0.270%, 11/16/09                                            99,989
           Societe Generale North America
 100,000      0.160%, 11/03/09                                            99,999
           Swedbank
 100,000      0.280%, 11/09/09 to 11/30/09                                99,986
           Westpac Securities
 100,000      0.230%, 01/11/10 (B)                                        99,955
                                                                      ----------
           TOTAL COMMERCIAL PAPER
              (Cost $2,074,423)                                        2,074,423
                                                                      ----------
CERTIFICATES OF DEPOSIT (18.6%)
           Allied Irish Banks
 100,000      0.350%, 11/23/09                                           100,000
           Australia & New Zealand Banking Group
 100,000      0.250%, 11/16/09                                           100,000
  60,000      0.310%, 12/07/09                                            60,000
           Bank of Ireland
 100,000      0.640%, 01/20/10                                           100,000
           Bank of Nova Scotia
 100,000      0.220%, 12/10/09                                           100,001
           Credit Industriel et Commercial
 100,000      0.310%, 01/27/10                                           100,000
           Sumitomo Mitsui Banking
 175,000      0.250%, 11/13/09 to 11/23/09                               175,000
                                                                      ----------
           TOTAL CERTIFICATES OF DEPOSIT
              (Cost $735,001)                                            735,001
                                                                      ----------
TIME DEPOSITS (3.5%)
           Bank of Ireland
  50,000      0.170%, 11/02/09                                            50,000
           Mizuho Bank, Ltd.
  88,200      0.170%, 11/02/09                                            88,200
                                                                      ----------
           TOTAL TIME DEPOSITS
              (Cost $138,200)                                            138,200
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
OCTOBER 31, 2009

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
REPURCHASE AGREEMENTS (C) (25.3%)
$200,000   Barclays Bank 0.060%, dated 10/30/09, to be repurchased
              on 11/02/09, repurchase price $200,001,000
              (collateralized by various U.S. Treasury obligations,
              ranging in par value $10,643,400-$221,537,400,
              3.500%-5.000%, 05/15/37-02/15/39, with a total market
              value $204,000,050)                                     $  200,000
 200,000   Deutsche Bank
              0.060%, dated 10/30/09, to be repurchased on
              11/02/09, repurchase price $200,001,000
              (collateralized by various U.S. Government
              obligations, ranging in par value
              $42,030,000-$237,459,000, 1.750%-5.000%,
              12/11/09-08/22/12, with a total market value
              $204,000,653)                                              200,000
 400,000   Deutsche Bank
              0.060%, dated 10/30/09, to be repurchased on
              11/02/09, repurchase price $400,002,000
              (collateralized by various U.S. Government
              obligations, ranging in par value
              $42,030,000-$237,459,000, 1.750%-5.000%,
              12/11/09-08/22/12, with a total market value
              $408,001,305)                                              400,000

  FACE
 AMOUNT                                                                  VALUE
  (000)                                                                  (000)
--------                                                              ----------
REPURCHASE AGREEMENTS -- CONTINUED
$200,000   Morgan Stanley
              0.040%, dated 10/30/09, to be repurchased on
              11/02/09, repurchase price $200,000,667
              (collateralized by various U.S. Government
              obligations, ranging in par value
              $11,380,000-$75,000,000, 0.590%-3.750%,
              01/13/11-09/15/14, with a total market value
              $204,004,376)                                           $  200,000
                                                                      ----------
           TOTAL REPURCHASE AGREEMENTS
              (Cost $1,000,000)                                        1,000,000
                                                                      ----------
           TOTAL INVESTMENTS (100.0%)
              (Cost $3,947,624)                                       $3,947,624
                                                                      ----------

Percentages are based on net assets of $3,947,503 (000).

(A) Discount notes. The rate reported is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On October 31, 2009, the value of these liquid securities amounted to $274,873 (000) representing 6.96% of the net assets of the Fund.

(C)  Tri-Party Repurchase Agreements.

Ltd. - Limited

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF OCTOBER 31, 2009

ASSETS
   Investments at value (Cost $2,947,624)                            $2,947,624
   Repurchase Agreement at value (Cost $1,000,000)                    1,000,000
   Interest Receivable                                                      181
   Cash                                                                       8
   Prepaid Expenses                                                          19
                                                                     ----------
   TOTAL ASSETS                                                       3,947,832
                                                                     ----------
LIABILITIES
   Payable due to Investment Adviser                                        120
   Payable due to Administrator                                             111
   Chief Compliance Officer Fees Payable                                      3
   Payable due to Trustees                                                    1
   Other Accrued Expenses                                                    94
                                                                     ----------
   TOTAL LIABILITIES                                                        329
                                                                     ----------
NET ASSETS                                                           $3,947,503
                                                                     ==========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                   $3,947,519
   Accumulated Net Realized Loss on Investments                             (16)
                                                                     ----------
NET ASSETS                                                           $3,947,503
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A Shares
   (unlimited authorization -- no par value)
   ($3,947,503 / 3,947,551)                                          $     1.00
                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2009

INVESTMENT INCOME:
Interest Income                                                         $17,606
                                                                        -------
   Total Investment Income                                               17,606
                                                                        -------
EXPENSES:
Investment Advisory Fees                                                 11,342
Administration Fees                                                       1,561
Chief Compliance Officer Fees                                                10
Trustees' Fees                                                                7
Custodian Fees                                                              219
Registration and Filing Fees                                                100
Transfer Agent Fees                                                          73
Professional Fees                                                            64
Printing Fees                                                                19
Insurance and Other Fees                                                     76
                                                                        -------
   Total Expenses                                                        13,471
Less:
Waiver of Investment Advisory Fees                                       (9,386)
Waiver of Administration Fees                                               (73)
                                                                        -------
   Net Expenses                                                           4,012
                                                                        -------
   Net Investment Income                                                 13,594
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $13,594
                                                                        =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,

                                                                                     2009            2008
                                                                                 ------------   ------------
OPERATIONS:
   Net Investment Income                                                         $     13,594   $     63,328
   Net Realized Gain on Investments                                                        --              2
                                                                                 ------------   ------------
      Increase in Net Assets Resulting from Operations                                 13,594         63,330
                                                                                 ------------   ------------
DIVIDENDS:
   Net Investment Income
      Class A                                                                         (13,594)       (62,893)
      Class B                                                                              --           (431)
                                                                                 ------------   ------------
   Total Dividends                                                                    (13,594)       (63,324)
                                                                                 ------------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)+:
   Class A
      Issued                                                                       56,755,420     80,938,384
      Issued from consolidation                                                            --         57,316
      Reinvestment of Dividends                                                        13,536         62,284
      Redeemed                                                                    (57,401,981)   (77,646,891)
                                                                                 ------------   ------------
         Net Increase (Decrease) in Net Assets from Class A Share Transactions       (633,025)     3,411,093
                                                                                 ------------   ------------
   Class B
      Issued                                                                               --            405
      Reinvestment of Dividends                                                            --            417
      Redeemed                                                                             --         (6,254)
      Redeemed for consolidation                                                           --        (57,316)
                                                                                 ------------   ------------
         Net Decrease in Net Assets from Class B Share Transactions                        --        (62,748)
                                                                                 ------------   ------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions                (633,025)     3,348,345
                                                                                 ------------   ------------
Total Increase (Decrease) in Net Assets                                              (633,025)     3,348,351
NET ASSETS:
   Beginning of Year                                                                4,580,528      1,232,177
                                                                                 ------------   ------------
   End of Year                                                                   $  3,947,503   $  4,580,528
                                                                                 ============   ============
Undistributed Net Investment Income                                              $         --   $         --
                                                                                 ============   ============

+ Effective December 31, 2007 Class B shares consolidated into Class A shares.

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE YEARS ENDED OCTOBER 31,


            NET
           ASSET                    NET                   DIVIDENDS
           VALUE        NET      REALIZED       TOTAL     FROM NET
         BEGINNING  INVESTMENT    GAIN ON       FROM     INVESTMENT    TOTAL
          OF YEAR     INCOME    INVESTMENTS  OPERATIONS    INCOME    DIVIDENDS
         ---------  ----------  -----------  ----------  ----------  ---------
AIG MONEY MARKET FUND
CLASS A
   2009    $1.00      $  --*        $--        $  --*      $   --*    $   --*
   2008     1.00       0.03          --         0.03        (0.03)     (0.03)
   2007     1.00       0.05          --         0.05        (0.05)     (0.05)
   2006     1.00       0.05          --         0.05        (0.05)     (0.05)
   2005     1.00       0.03          --         0.03        (0.03)     (0.03)

                                                       RATIO        RATIO
           NET                NET                   OF EXPENSES    OF NET
          ASSET             ASSETS        RATIO     TO AVERAGE   INVESTMENT
          VALUE             END OF     OF EXPENSES  NET ASSETS     INCOME
         END OF   TOTAL      YEAR       TO AVERAGE  (EXCLUDING   TO AVERAGE
          YEAR   RETURN+     (000)      NET ASSETS   WAIVERS)    NET ASSETS
         ------  -------  -----------  -----------  -----------  ----------
AIG MONEY MARKET FUND
CLASS A
   2009   $1.00    0.30%   $3,947,503      0.09%        0.30%       0.30%
   2008    1.00    2.70     4,580,528      0.20         0.30        2.33
   2007    1.00    5.18     1,169,431      0.21         0.31        5.05
   2006    1.00    4.72     1,193,586      0.22         0.32        4.61
   2005    1.00    2.73     1,328,558      0.21         0.31        2.71

+ Total return would have been lower had certain fees not been waived by the Advisor and Administrator.

*    Amounts represent less than $0.01 per share.

Note (unaudited): The 7-day current and effective annualized yield for Class A, as of October 31, 2009, is 0.13%.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2009

1. ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 30 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers one class of shares: Class A. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source OF authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis from settlement date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2009

          In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

          The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at October 31, 2009:

INVESTMENTS IN SECURITIES (000):   LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
--------------------------------   -------   ----------   -------   ----------
Commercial Paper                     $--     $2,074,423     $--     $2,074,423
Certificates of Deposit               --        735,001      --        735,001
Time Deposits                         --        138,200      --        138,200
Repurchase Agreements                 --      1,000,000      --      1,000,000
                                     ---     ----------     ---     ----------
Total                                $--     $3,947,624     $--     $3,947,624
                                     ===     ==========     ===     ==========

          For the year ended October 31, 2009, there have been no significant changes to the Fund's fair value methodologies.

          FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

          The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

          As of and during the year ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2009

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $72,986 of Administration fees for the year ended October 31, 2009.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Asset Management (U.S.), LLC (the "Advisor") (formerly AIG Global Investment Corp), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A shares. For the period November 1, 2008 through November 19, 2008, the Advisor waived 0.100% of its annual fee, reducing the annual fee to 0.150% of the Funds average daily net assets. For the period November 20, 2008 to December 21, 2008, the Advisor waived 0.175% of its annual fee, reducing the annual fee to 0.075% of the Funds average daily net assets. For the period

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2009

December 22, 2008 through October 31, 2009, the Advisor waived 0.215% of its annual fee, reducing the annual fee to 0.035% of the Funds average daily net assets. As of October 31, 2009, the waiver amount totaled $9,385,892 and is included in the Fund's Statement of Operations. Fee waivers are voluntary and may be terminated at any time.

6. FEDERAL TAX INFORMATION:

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2009.

     The tax character of dividends and distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

       ORDINARY
        INCOME
YEAR     (000)
----   --------
2009    $13,594
2008    $63,324

     As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income ...   $ 398
Capital Loss Carryforwards ......     (16)
Other Temporary Differences .....    (398)
                                    -----
Total Accumulated Losses ........   $ (16)
                                    =====

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, there were $16,496 of capital loss carryforwards, which expire October, 2015. As of October 31, 2009, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

7. CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2009, is as follows:

   S & P        MOODY'S
-----------   -----------
A1+    67.7%  P1   100.0%
A1     32.3
      -----        -----
      100.0%       100.0%
      -----        -----

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2009

8. OTHER:

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT:

     The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and
Shareholders of AIG Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIG Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2009, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2007 were audited by another independent registered public accounting firm whose report dated December 17, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          5/01/09     10/31/09     RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
AIG MONEY MARKET FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,001.20      0.08%     $0.40
HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,024.80      0.08%     $0.41

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 184/365 (to reflect the one-half year period shown).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-249-7445. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                       NUMBER OF
                                      TERM OF                                          PORTFOLIOS
                                    OFFICE AND                                      IN THE ADVISORS'
      NAME,          POSITION(S)     LENGTH OF                                     INNER CIRCLE FUND        OTHER DIRECTORSHIPS
     ADDRESS,         HELD WITH        TIME           PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD           HELD BY BOARD
      AGE(1)          THE TRUST      SERVED(2)          DURING PAST 5 YEARS          MEMBER/OFFICER          MEMBER/OFFICER(3)
------------------   -----------   ------------   ------------------------------   -----------------   -----------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.              Chairman    (Since 1991)   Currently performs various               30          Trustee of The Advisors'
NESHER                  of the                    services on behalf of SEI                            Inner Circle Fund II, Bishop
63 yrs. old             Board                     Investments for which Mr.                            Street Funds, SEI Asset
                     of Trustees                  Nesher is compensated.                               Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       LP, Director of SEI Global
                                                                                                       Master Fund, plc, SEI Global
                                                                                                       Assets Fund, plc, SEI Global
                                                                                                       Investments Fund, plc, SEI
                                                                                                       Investments Global, Limited,
                                                                                                       SEI Investments Global Fund
                                                                                                       Services, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments Unit
                                                                                                       Trust Management (UK),
                                                                                                       Limited, SEI Global Nominee
                                                                                                       Ltd., SEI Opportunity Fund,
                                                                                                       L.P., SEI Structured Credit
                                                                                                       Fund, L.P., SEI
                                                                                                       Multi-Strategy Funds plc. and
                                                                                                       SEI Islamic Investments Fund
                                                                                                       plc.

WILLIAM M.             Trustee     (Since 1992)   Self-employed consultant since           30          Trustee of The Advisors'
DORAN                                             2003. Partner, Morgan, Lewis                         Inner Circle Fund II, Bishop
1701 Market Street                                & Bockius LLP (law firm) from                        Street Funds, SEI Asset
Philadelphia, PA                                  1976 to 2003, counsel to the                         Allocation Trust, SEI Daily
19103                                             Trust, SEI, SIMC, the                                Income Trust, SEI
69 yrs. old                                       Administrator and the                                Institutional International
                                                  Distributor. Secretary of                            Trust, SEI Institutional
                                                  SEI since 1978.                                      Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       LP, Director of SEI since
                                                                                                       1974. Director of the
                                                                                                       Distributor since 2003.
                                                                                                       Director of SEI Investments
                                                                                                       Global Fund Services,
                                                                                                       Limited, SEI Investments
                                                                                                       Global, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments
                                                                                                       (Asia), Limited, SEI Asset
                                                                                                       Korea Co., Ltd., SEI Global
                                                                                                       Nominee Limited and SEI
                                                                                                       Investments Unit Trust
                                                                                                       Management (UK) Limited.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                      TERM OF                                          PORTFOLIOS
                                    OFFICE AND                                      IN THE ADVISORS'
      NAME,          POSITION(S)     LENGTH OF                                     INNER CIRCLE FUND
     ADDRESS,         HELD WITH        TIME           PRINCIPAL OCCUPATION(S)      OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)          DURING PAST 5 YEARS              MEMBER           HELD BY BOARD MEMBER(3)
------------------   -----------   ------------   ------------------------------   -----------------   -----------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.               Trustee     (Since 1994)   Attorney, sole practitioner              30          Trustee of The Advisors'
STOREY                                            since 1994. Partner, Dechert                         Inner Circle Fund II, Bishop
78 yrs. old                                       Price & Rhoads, September                            Street Funds and U.S.
                                                  1987-December 1993.                                  Charitable Gift Trust, SEI
                                                                                                       Asset Allocation Trust, SEI
                                                                                                       Daily Income Trust, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       L.P.

GEORGE J.              Trustee     (Since 1999)   Chief Executive Officer,                 30          Trustee of The Advisors'
SULLIVAN, JR.                                     Newfound Consultants, Inc.                           Inner Circle Fund II, Bishop
66 yrs. old                                       since April 1997.                                    Street Funds, State Street
                                                                                                       Navigator Securities Lending
                                                                                                       Trust, , SEI Asset Allocation
                                                                                                       Trust, SEI Daily Income
                                                                                                       Trust, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust and SEI Alpha Strategy
                                                                                                       Portfolios, LP, Director of
                                                                                                       SEI Opportunity Fund, L.P.,
                                                                                                       and SEI Structured Credit
                                                                                                       Fund, L.P., member of the
                                                                                                       independent review committee
                                                                                                       for SEI's Canadian-registered
                                                                                                       mutual funds.

BETTY L.               Trustee     (Since 2005)   Vice President Compliance,               30          Trustee of The Advisors'
KRIKORIAN                                         AARP Financial Inc. since                            Inner Circle Fund II and
66 yrs. old                                       September 2008. Self-Employed                        Bishop Street Funds.
                                                  Legal and Financial Services
                                                  Consultant since 2003.
                                                  In-house Counsel, State Street
                                                  Bank Global Securities and
                                                  Cash Operations from 1995 to
                                                  2003.

CHARLES E.             Trustee     (Since 2005)   Self-Employed Business                   30          Trustee of The Advisors'
CARLBOM                                           Consultant, Business Project                         Inner Circle Fund II and
75 yrs. old                                       Inc. since 1997. CEO and                             Bishop Street Funds. Director
                                                  President, United Grocers                            of Oregon Transfer Co.
                                                  Inc. from 1997 to 2000.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                      TERM OF                                          PORTFOLIOS
                                    OFFICE AND                                      IN THE ADVISORS'
      NAME,          POSITION(S)     LENGTH OF                                     INNER CIRCLE FUND
     ADDRESS,         HELD WITH        TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST       SERVED            DURING PAST 5 YEARS             OFFICER               HELD BY OFFICER
------------------   -----------   ------------   ------------------------------   -----------------   -----------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.            Trustee     (Since 2005)   Retired.                                 30          Director, Federal
JOHNSON                                                                                                Agricultural Mortgage
67 yrs. old                                                                                            Corporation. Trustee of The
                                                                                                       Advisors' Inner. Circle Fund
                                                                                                       II and Bishop Street Funds.

JOHN K. DARR           Trustee     (Since 2005)   CEO, Office of Finance, FHL              30          Director of Federal Home Loan
65 yrs. old                                       Banks from 1992 to 2007.                             Bank of Pittsburgh and Manna,
                                                                                                       Inc. Mortgage Corporation.
                                                                                                       Trustee of The Advisors'
                                                                                                       Inner Circle Fund II and
                                                                                                       Bishop Street Funds.

OFFICERS

PHILIP T.             President    (Since 2008)   Managing Director of SEI                N/A                       N/A
MASTERSON                                         Investments since 2006. Vice
45 yrs. old                                       President and Assistant
                                                  Secretary of the Administrator
                                                  from 2004 to 2006. General
                                                  Counsel of Citco Mutual Fund
                                                  Services from 2003 to 2004.
                                                  Vice President and Associate
                                                  Counsel for the Oppenheimer
                                                  Funds from 2001 to 2003.

MICHAEL               Treasurer,   (Since 2005)   Director, SEI Investments,              N/A                       N/A
LAWSON                Controller                  Fund Accounting since July
49 yrs. old           and Chief                   2005. Manager, SEI Investments
                      Financial                   IFS from April 1995 to
                       Officer                    February 1998 and November
                                                  1998 to July 2005.

RUSSELL                 Chief      (Since 2006)   Director of Investment Product          N/A                       N/A
EMERY                 Compliance                  Management and Development at
46 yrs. old            Officer                    SEI Investments since February
                                                  2003. Senior Investment
                                                  Analyst, Equity team at SEI
                                                  Investments from March 2000 to
                                                  February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                       NUMBER OF
                                      TERM OF                                          PORTFOLIOS
                                    OFFICE AND                                      IN THE ADVISORS'
      NAME,          POSITION(S)     LENGTH OF                                     INNER CIRCLE FUND
     ADDRESS,         HELD WITH        TIME           PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST       SERVED            DURING PAST 5 YEARS             OFFICER               HELD BY OFFICER
------------------   -----------   ------------   ------------------------------   -----------------   -----------------------------
OFFICERS (CONTINUED)

JOSEPH M.                Vice      (Since 2007)   Corporate Counsel of SEI                N/A                       N/A
GALLO                 President                   Investments since 2007;
36 yrs. old              and                      Associate Counsel, ICMA
                      Secretary                   Retirement Corporation
                                                  2004-2007; Federal
                                                  Investigator, U.S. Department
                                                  of Labor 2002-2004; U.S.
                                                  Securities and Exchange
                                                  Commission-Division of
                                                  Investment Management, 2003.

CAROLYN F.               Vice      (Since 2007)   Corporate Counsel of SEI since          N/A                       N/A
MEAD                  President                   2007; Associate, Stradley,
51 yrs. old              and                      Ronon, Stevens & Young
                      Assistant                   2004-2007; Counsel, ING
                      Secretary                   Variable Annuities, 1999-2002.

JAMES                    Vice      (Since 2004)   Employed by SEI Investments             N/A                       N/A
NDIAYE                President                   Company since 2004. Vice
41 yrs. old              and                      President, Deutsche Asset
                      Assistant                   Management from 2003-2004.
                      Secretary                   Associate, Morgan, Lewis &
                                                  Bockius LLP from 2000-2003.
                                                  Counsel, Assistant Vice
                                                  President, ING Variable
                                                  Annuities Group from
                                                  1999-2000.

TIMOTHY D.               Vice      (Since 2000)   General Counsel, Vice                   N/A                       N/A
BARTO                 President                   President and Secretary of SEI
41 yrs. old              and                      Investments Global Funds
                      Assistant                   Services since 1999;
                      Secretary                   Associate, Dechert (law firm)
                                                  from 1997-1999; Associate,
                                                  Richter, Miller & Finn (law
                                                  firm) from 1994-1997.

MICHAEL                  Vice      (Since 2009)   Director of Client Service at           N/A                       N/A
BEATTIE               President                   SEI since 2004.
44 yrs. old

ANDREW S.            AML Officer   (Since 2008)   Compliance Officer and Product          N/A                       N/A
DECKER                                            Manager of SEI Investments,
46 yrs. old                                       2005-2008. Vice President, Old
                                                  Mutual Capital, 2000-2005.
                                                  Operations Director,
                                                  Prudential Investments,
                                                  1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              AIG MONEY MARKET FUND
                                  (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

  ORDINARY                        INTEREST
   INCOME           TOTAL          RELATED
DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS(1)
-------------   -------------   ------------
   100.00%         100.00%         15.79%

----------
(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2009 FORM 1099-DIV.

BOARD OF TRUSTEES CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 11-12, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and its personnel. The representatives also provided an overview of the proposed transfer of the Adviser to AIG Asset Management (U.S.), LLC ("Newco") (the "Transfer"). The representatives noted that the Adviser and Newco were both wholly owned subsidiaries of AIG Global Asset Management Holdings Corp. and that the Transfer would not result in any change to the investment personnel responsible for managing the assets of the Fund or the Advisory Agreement, other than the change in the party to provide advisory services to the Fund. The representatives then reviewed the Fund's investment objectives, investment policy, assets under management, rating and weighted average maturity. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER: In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER: The Board was provided with information regarding the Fund's performance over various periods of time. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds, noting that the Fund's performance was comparable to other funds in the Fund's peer group over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year. Based on this information, the Board concluded that the Fund's performance was reasonable and that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE: In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the resulting profits realized by the Adviser from its relationship with the Fund, noting that the Fund had recently elected to reduce its investment advisory fee and increase the amount of its advisory fee waiver. The Board concluded that the Adviser's profit was not excessive when considered in the context of current Fund asset levels and the overall expense ratio of the Fund. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds, noting that the Fund's total fees and expenses, after waivers, were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered and was comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

                                      NOTES

                                      NOTES

                                      NOTES

                                      NOTES

INVESTMENT ADVISOR:

AIG ASSET MANAGEMENT (U.S.), LLC
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:

SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

SUB-DISTRIBUTOR:

AIG EQUITY SALES CORP.
70 PINE STREET
NEW YORK, NY 10270

ADMINISTRATOR:

SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE, SUITE 1700
2001 MARKET STREET
PHILADELPHIA, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-AR-005-1600

                                       AIG
                                MONEY MARKET FUND

                                 ANNUAL REPORT

                                OCTOBER 31, 2009

                                   (AIG LOGO)

                                   ADVISED BY

                        AIG ASSET MANAGEMENT (U.S.), LLC

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                   2009                                          2008
                ------------------------------------------   --------------------------------------------
                                                All other                                      All other
                                                fees and                                       fees and
                               All fees and   services to                     All fees and    services to
                All fees and    services to      service      All fees and     services to      service
                 services to      service      affiliates      services to       service      affiliates
                  the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                  that were      that were       require          were          that were       require
                pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                ------------   ------------   ------------   --------------   ------------   ------------
(a)  Audit        $232,354          $0             $0           $246,200           $0             $0
     Fees

(b)  Audit-       $      0          $0             $0           $      0           $0             $0
     Related
     Fees

(c)  Tax Fees     $      0          $0             $0           $      0           $0             $0

(d)  All          $      0          $0             $0           $      0           $0             $0
     Other
     Fees

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                   2009                                          2008
                ------------------------------------------   --------------------------------------------
                                                All other                                      All other
                                                fees and                                       fees and
                               All fees and   services to                     All fees and    services to
                All fees and    services to      service      All fees and     services to      service
                 services to      service      affiliates      services to       service      affiliates
                  the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                  that were      that were       require          were          that were       require
                pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
                ------------   ------------   ------------   --------------   ------------   ------------
(a)  Audit        $245,808          N/A            N/A          $316,360           N/A            N/A
     Fees

(b)  Audit-            N/A          N/A            N/A               N/A           N/A            N/A
     Related
     Fees

(c)  Tax Fees          N/A          N/A            N/A               N/A           N/A            N/A

(d)  All               N/A          N/A            N/A               N/A           N/A            N/A
     Other
     Fees

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010

* Print the name and title of each signing officer under his or her signature.